Business Combination (Details) - USD ($)	Sep. 30, 2018	Feb. 01, 2017
Business Acquisition [Line Items]
Convertible promissory note - related party	$ 468,655
EAF Exchange Agreement [Member]
Business Acquisition [Line Items]
Prepaid assets		$ 32,118
Goodwill		3,993,730
Customer list		220,000
Trade mark		86,000
Favorable lease		307,000
Property and equipment		8,154,667
Deposits and other long-term assets		152,117
Derivative liability		(82,632)
Promissory notes - related party		(8,050,000)
Convertible promissory note - related party		(9,500,000)
Debt discount		$ 4,687,000